Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

Note 18 Share-Based Compensation

TSYS has various long-term incentive plans under which the Compensation Committee of the Board of Directors has the authority to grant share-based compensation to TSYS employees.

Share-Based Compensation and Long-Term Incentive Plans

TSYS maintains the Total System Services, Inc. 2017 Omnibus Plan, Total System Services, Inc. 2012 Omnibus Plan, Total System Services, Inc. 2007 Omnibus Plan, Total System Services, Inc. 2002 Long-Term Incentive Plan, Total System Services, Inc. 2000 Long-Term Incentive Plan and the Amended and Restated Netspend Holdings, Inc. 2004 Equity Incentive Plan for Options and Restricted Shares Assumed by Total System Services, Inc. to advance the interests of TSYS and its shareholders through awards that give employees and directors a personal stake in TSYS' growth, development and financial success. Awards under these plans are designed to motivate employees and directors to devote their best efforts to the business of TSYS. Awards will also help TSYS attract and retain the services of employees and directors who are in a position to make significant contributions to TSYS' success.

The plans are administered by the Compensation Committee of the Company's Board of Directors and enable the Company to grant nonqualified and incentive stock options, stock appreciation rights, restricted stock and restricted stock units, performance units or performance shares, cash-based awards and other stock-based awards.

All stock options must have a maximum life of no more than ten years from the date of grant. The exercise price will not be less than 100% of the fair market value of TSYS' common stock at the time of grant. Any shares related to awards which terminate by expiration, forfeiture, cancellation or otherwise without the issuance of shares, are settled in shares, or are exchanged with the Committee's permission, prior to the issuance of shares, for awards not involving shares, shall be available again for grant under the Total System Services, Inc. 2017 Omnibus Plan. Effective as of, or prior to, April 27, 2017, no additional awards may be made from any of the other plans. The aggregate number of shares of TSYS stock which may be granted, or could have been granted, to participants pursuant to awards granted under the various plans may not exceed the following:

(in thousands) Plan	Shares
Total System Services, Inc. 2017 Omnibus Plan	15,000
Total System Services, Inc. 2012 Omnibus Plan	17,000
Total System Services, Inc. 2007 Omnibus Plan	5,000
Total System Services, Inc. 2002 Long-term Incentive Plan	9,400
Total System Services, Inc. 2000 Long-term Incentive Plan	2,400

Share-based compensation costs are classified as selling, general and administrative expenses on the Company’s consolidated statements of income and corporate administration and other expenses for segment reporting purposes. TSYS’ share-based compensation costs are expensed, rather than capitalized, as these awards are typically granted to individuals not involved in capitalizable activities. For the year ended December 31, 2018, share-based compensation was $48.8 million compared to $42.4 million and $43.7 million for the same periods in 2017 and 2016, respectively.

Nonvested Awards

The Company granted shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued under nonvested stock bonus awards and are typically for services to be provided in the future and vest over a period of up to four years. The grants to non-management members of the Board of Directors were fully vested on the date of grant. The market value of the TSYS common stock at the date of issuance is charged as compensation expense over the vesting periods or derived service periods.

The following table summarizes the number of shares granted each year:

	2018	2017	2016
Number of shares granted	326,968	329,051	362,804
Market value (in millions)	$29.1	18.1	16.8

A summary of the status of TSYS' nonvested shares as of December 31, 2018, 2017 and 2016 and the changes during the periods are presented below:

	2018		2017		2016
(in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	634	$47.19	863	$37.78	1,146	$31.11
Granted	327	89.13	329	55.06	363	46.23
Vested	(336)	46.10	(458)	36.01	(563)	29.95
Forfeited/canceled/adjusted	(85)	54.30	(100)	43.82	(84)	36.79
Outstanding at end of year	540	$72.08	634	$47.19	863	$37.78

As of December 31, 2018, there was approximately $21.6 million of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a remaining weighted average period of 1.8 years.

Performance- and Market-Based Awards

The Company granted performance- and market-based shares to certain key executives and granted performance-based shares to certain key employees. The performance- and market-based goals are established by the Compensation Committee of the Board of Directors and will vest up to a maximum of 200% of target. During 2018, 2017 and 2016, the Compensation Committee established performance goals based on various financial and market-based measures.

Compensation expense for performance-based shares is measured on the grant date based on the quoted market price of TSYS common stock. The Company estimates the probability of achieving the goals through the performance period and expenses the awards on a straight-line basis over the derived service period. The fair value of market-based awards is estimated on the grant date using a Monte Carlo simulation model. The Company expenses market-based awards on a straight-line basis. Compensation costs related to performance- and market-based shares are recognized through the longer of the performance period, the vesting period, or the derived service period. As of December 31, 2018, there was approximately $19.7 million of unrecognized compensation cost related to TSYS performance-based awards that is expected to be recognized through December 2020. As of December 31, 2018, there was approximately $2.0 million of unrecognized compensation cost related to TSYS market-based awards that is expected to be recognized through December 2020.

The number of market-based awards granted during 2018, 2017 and 2016 were 33,940,  44,275, and 58,807, respectively. The performance measure for the market-based awards is the Company’s Total Shareholder Return (“TSR”) as compared to the TSR of the companies in the S&P 500 at the end of the performance period.

During the years ended December 31, 2018, 2017 and 2016, the Company granted performance-based awards based on non-financial operational metrics and the following financial performance measures:

Performance Measure	Definition of Measure
Adjusted diluted EPS

Adjusted earnings divided by weighted average diluted shares outstanding used for diluted EPS calculations. Adjusted earnings is net income excluding the after-tax impact of share-based compensation expense, amortization of acquisition intangibles, merger and acquisition expenses for completed acquisitions and litigation claims, judgments or settlement expenses and related legal expenses.

Net revenue

Net revenue is total revenue less reimbursable items, as well as merchant acquiring interchange and payment network fees charged by card associations or payment networks that are recorded by TSYS as expense.

Adjusted EPS	Adjusted EPS is adjusted earnings divided by weighted average shares outstanding used for basic EPS.
Revenues before reimbursable items

Revenues before reimbursable items is total revenue less reimbursable items which consist of out-of-pocket expenses which are reimbursed by the Company’s clients. These expenses consist primarily of postage, access fees and third-party software.

The number of performance-based shares with a one-year performance period granted during the years ended December 31, 2018, 2017 and 2016 totaled 84,600,  146,094, and 160,600, respectively. The number of performance-based shares with a three-year performance period granted during the years ended December 31, 2018, 2017 and 2016 totaled 130,840,  129,442, and 312,293, respectively. The grants awarded with a three-year performance period during 2018, 2017 and 2016 will be expensed through December 31, 2020, 2019 and 2018, respectively.

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded[1]	Potential Number of Performance-and Market-Based Shares to be Vested[2]	Year Potential Performance-and Market-Based Shares Will Fully Vest[3]
2018	249,380	426,963	2021
2017	319,811	903,364	2020
2016	531,700	687,015	2019

[1]	Shares awarded does not include dividend equivalents.
[2]	Includes dividend equivalents.
[3]	Represents year in which authorized performance and market-based shares will fully vest if they had been granted during 2018, 2017, and 2016, respectively.

A summary of the status of TSYS' performance- and market-based nonvested shares as of December 31, 2018, 2017 and 2016 and changes during those periods are presented below:

	2018		2017		2016
(in thousands, except per share data)	Shares[1]	Weighted Average Grant Date Fair Value	Shares[1]	Weighted Average Grant Date Fair Value	Shares[1]	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	805	$45.41	982	$33.43	918	$31.19
Granted	521	93.28	618	52.48	540	45.91
Vested	(569)	40.69	(621)	14.85	(140)	37.91
Forfeited/canceled/adjusted	(112)	59.50	(174)	46.98	(336)	37.70
Outstanding at end of year	645	$67.44	805	$45.41	982	$33.43

[1]	Includes dividend equivalents.

Stock Option Awards

Stock options generally become exercisable in three equal annual installments on the anniversaries of the date of grant and expire ten years from the date of grant. The required service period for retirement eligible employees is typically 12 or 18 months. For retirement eligible employees who retire prior to completing this required service period, the options vest on a pro-rata basis based upon the number of months employed during the full service period. For retirement eligible employees who retire after the required 18-month service period, the options become fully vested upon retirement. For retirement eligible employees who retire after the required 12-month service period, the option holder is deemed to have continued employment through the end of the vesting period and the options continue to vest in accordance with their terms.

During 2018, 2017 and 2016, the Company granted stock options to key TSYS executive officers and non-management members of its Board of Directors. The grants to key TSYS executive officers were issued for services to be provided in the future and vest over a period of three years. The grants to the Board of Directors were fully vested on the date of grant. The weighted average fair value of the options granted was estimated on the date of grant using the Black-Scholes-Merton option-pricing model.

In December 2018, the Company modified the exercise provisions for stock option awards granted to non-management members of its Board of Directors. The modification permits non-management directors to exercise the option for the remainder of the option’s term if the director’s service ceases for any reason. Previously, the non-management members of the Board of Directors had one year from the time they retire from the Board of Directors to exercise their options. The total incremental compensation cost resulting from the modification is immaterial.

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2018	2017	2016
Number of options granted	362,525	550,527	687,685
Weighted average exercise price	$86.91	54.97	47.01
Risk-free interest rate	2.55%	1.78	1.24%
Expected volatility	21.80%	21.72	21.53%
Expected term (years)	4.9	4.6	4.5
Dividend yield	0.63%	0.73	0.86%
Weighted average fair value	$19.44	10.85	8.50

A summary of TSYS' stock option activity as of December 31, 2018, 2017 and 2016, and changes during the years ended on those dates is presented below:

	2018		2017		2016
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,695	$37.15	2,996	$32.78	2,887	$28.07
Granted	362	86.91	551	54.97	688	47.01
Exercised	(1,020)	30.55	(730)	30.05	(500)	23.43
Forfeited/canceled	(45)	51.72	(122)	52.76	(79)	43.49
Outstanding at end of year	1,992	$49.27	2,695	$37.15	2,996	$32.78
Options exercisable at year-end	1,234	$38.08	1,758	$31.00	1,877	$28.45
Weighted average fair value of options granted during the year		$19.44		$10.85		$8.50

As of December 31, 2018, the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	8.4	6.0
Aggregate intrinsic value (in thousands)	$12,437	53,366

Shares Issued for Options Exercised

During 2018, 2017 and 2016, employees of the Company exercised options for shares of TSYS common stock that were issued from treasury. The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2018	1,020	$57,868
2017	730	23,629
2016	500	12,984

For awards granted before January 1, 2006, that were not fully vested on January 1, 2006, the Company recorded the tax benefits from the exercise of stock options as increases to the "Additional paid-in capital" line item of the Consolidated Balance Sheets. Through December 31, 2016, if the Company recognized tax benefits, the Company recorded these tax benefits from share-based compensation costs as cash inflows in the financing section and cash outflows in the operating section in the Consolidated Statement of Cash Flows. The Company elected to use the short-cut method to calculate its historical pool of windfall tax benefits. As previously disclosed, the Company adopted ASU 2016-09 Compensation- Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting effective January 1, 2017 on a prospective basis.

As of December 31, 2018, there was approximately $3.6 million of total unrecognized compensation cost related to TSYS stock options that is expected to be recognized over a remaining weighted average period of 1.7 years.